Investments- Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Feb. 28, 2022	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Gain associated with Clutter Transaction		$ 35,821	$ 0
MakeSpace JV
Schedule of Equity Method Investments [Line Items]
Equity interest	49.99%	0.00%		49.99%	38.86%
Gain associated with Clutter Transaction	$ 35,800
Clutter JV
Schedule of Equity Method Investments [Line Items]
Equity interest	27.00%	26.76%		0.00%